STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 35.9%
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$720,344	$715,035
Pool QF5342, 4.00%, 12/01/2052	1,357,041	1,279,585
Pool QJ0225, 6.00%, 07/01/2054	1,068,972	1,095,230
Pool QJ7711, 5.00%, 11/01/2054	858,285	848,053
Pool SD1961, 5.50%, 12/01/2052	306,012	307,421
Pool SD8134, 2.00%, 03/01/2051	1,352,534	1,092,374
Pool SD8256, 4.00%, 10/01/2052	1,763,487	1,670,548
Pool SD8322, 4.50%, 05/01/2053	819,720	790,993
Pool SD8325, 6.00%, 05/01/2053	738,907	754,518
Pool SD8384, 6.00%, 12/01/2053	1,452,776	1,484,377
Pool SL0741, 6.00%, 02/01/2055	813,529	833,900
Federal National Mortgage Association
Pool BT0240, 2.00%, 09/01/2051	1,452,579	1,175,899
Pool CB4379, 4.00%, 08/01/2052	2,113,241	1,997,248
Pool DB6624, 5.50%, 06/01/2054	548,289	559,846
Pool DC9709, 6.00%, 01/01/2055	367,847	376,538
Pool FA0516, 5.00%, 02/01/2055	942,542	931,786
Pool FA1342, 5.00%, 03/01/2054	3,167,275	3,137,068
Pool FA2387, 4.50%, 06/01/2053	3,286,372	3,186,604
Pool FS4932, 6.00%, 06/01/2053	573,823	588,098
Pool FS5635, 4.00%, 11/01/2052	1,687,419	1,591,106
Pool FS8417, 4.00%, 10/01/2052	961,470	913,202
Pool FS9287, 5.50%, 09/01/2054	929,416	935,436
Pool MA4437, 2.00%, 10/01/2051	2,510,766	2,037,235
Pool MA4919, 5.50%, 02/01/2053	747,863	751,305
Pool MA5039, 5.50%, 06/01/2053	794,848	800,990
Pool MA5109, 6.50%, 08/01/2053	232,793	241,503
Pool MA5165, 5.50%, 10/01/2053	730,488	736,818
Pool MA5215, 5.50%, 12/01/2053	2,297,747	2,314,068
Pool MA5421, 6.00%, 07/01/2054	3,101,163	3,162,805
Pool MA5646, 5.50%, 03/01/2055	2,074,272	2,084,469
Pool MB0302, 5.50%, 02/01/2055	853,798	857,728
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	73,392	76,262
Pool MA8570, 5.50%, 01/20/2053	613,652	622,853
Pool MA8727, 6.00%, 03/20/2053	757,028	769,710
Pool MA8800, 5.00%, 04/20/2053	379,671	377,800
Pool MA8801, 5.50%, 04/20/2053	723,891	729,089
Pool MA8877, 4.50%, 05/20/2053	1,234,540	1,191,660
Pool MA8880, 6.00%, 05/20/2053	512,569	521,155
Pool MA9018, 6.00%, 07/20/2053	265,165	269,607

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Pool MA9166, 3.00%, 09/20/2053	$152,845	$137,135
TOTAL MORTGAGE-BACKED SECURITIES (Cost $43,663,123)		43,947,057

ASSET-BACKED SECURITIES - 16.7%
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	250,000	253,425
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	500,091
Avis Budget Car Rental LLC, Series 2025-2A, Class C, 6.24%, 08/20/2031 (a)	1,000,000	1,020,992
Carvana Auto Receivables Trust
Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,055,169
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	1,000,000	1,052,774
Exeter Automobile Receivables Trust
Series 2025-5A, Class D, 5.16%, 03/15/2032	1,000,000	993,477
Series 2026-2A, Class D, 5.51%, 08/16/2032	750,000	749,972
FHF Trust
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	492,380
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	473,716
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	602,624	620,842
FREED ABS Trust, Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	24,827	24,852
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,030,026
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	117,320	99,824
GreenSky LLC, Series 2024-2, Class D, 6.43%, 10/27/2059 (a)	860,834	871,061
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	521,329
Mariner Finance Issuance Trust, Series 2024-BA, Class D, 6.36%, 11/20/2038 (a)	538,000	548,450
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	305,115
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	509,170
Marlette Funding Trust 2025-1, Series 2025-1A, Class D, 6.02%, 07/16/2035 (a)	500,000	501,186
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	509,040
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	1,000,000	992,547
Pagaya AI Debt Selection Trust
Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	599,071	600,246
Series 2025-7, Class D, 5.54%, 05/15/2033 (a)	949,831	946,337
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	252,037
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class B, 5.44%, 01/25/2035 (a)	1,000,000	994,235

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Series 2026-R1A, Class B, 6.21%, 07/25/2034 (a)	$500,000	$500,615
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (a)	1,000,000	1,012,038
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	83,281	75,228
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	106,151	106,286
Towd Point Mortgage Trust
Series 2022-SJ1, Class M2, 4.75%, 03/25/2062 (a)(b)	1,500,000	1,472,021
Series 2024-4, Class A2, 4.55%, 10/27/2064 (a)(b)	1,500,000	1,426,122
TOTAL ASSET-BACKED SECURITIES (Cost $20,324,055)		20,510,603

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	621,415
Federal Home Loan Mortgage Corp.
Series K-171, Class A2, 4.40%, 06/25/2035 (b)	2,000,000	1,974,592
Series K-173, Class A2, 4.60%, 09/25/2035 (b)	2,000,000	2,003,852
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.01% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	511,227
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,008,414	859,906
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,546,637	1,291,192
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	415,989	350,376
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	320,839	289,297
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,096,725	914,655
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	595,736	505,201
PRPM LLC, Series 2026-NQM1, Class A1, 5.13%, 02/25/2071 (a)(b)	1,000,000	999,799
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	766,918	693,633
Sequoia Mortgage Trust
Series 2025-S2, Class A2, 3.50%, 11/25/2055 (a)(b)	967,930	868,988
Series 2026-1, Class A1, 5.00%, 02/25/2056 (a)(b)	1,560,963	1,529,967
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	294,033	274,634
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	508,570
Starwood Mortgage Residential Trust, Series 2022-2, Class A1, 4.17%, 02/25/2067 (a)(b)	994,780	970,167
Western Alliance Bancorp, Series 2021-CL2, Class M3, 7.76% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	411,560	445,060
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,559,860)		15,612,531

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 12.5%
United States Treasury Note/Bond
1.25%, 04/30/2028	$1,000,000	$949,141
4.38%, 08/31/2028	1,000,000	1,012,656
3.50%, 04/30/2030	1,000,000	984,980
4.13%, 08/31/2030	1,000,000	1,007,852
1.25%, 08/15/2031	2,250,000	1,953,325
4.13%, 11/15/2032	1,200,000	1,200,656
3.50%, 02/15/2033	1,000,000	962,344
3.88%, 08/15/2033	1,000,000	981,855
4.38%, 05/15/2034	1,000,000	1,010,684
4.50%, 05/15/2038	1,000,000	1,007,617
3.50%, 02/15/2039	1,200,000	1,083,187
1.13%, 08/15/2040	1,400,000	873,250
3.88%, 08/15/2040	1,600,000	1,467,188
1.88%, 11/15/2051	1,500,000	824,473
TOTAL U.S. TREASURY SECURITIES (Cost $15,441,713)		15,319,208

CORPORATE BONDS - 10.2%
Communication Services - 0.5%
Integrated Telecommunication Services - 0.4%
AT&T, Inc., 4.90%, 08/15/2037	195,000	187,739
Comcast Corp., 6.50%, 11/15/2035	115,000	125,548
Verizon Communications, Inc., 4.27%, 01/15/2036	205,000	189,698
		502,985

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc., 5.75%, 01/15/2034	120,000	125,188
Total Communication Services		628,173

Consumer Discretionary - 0.7%
Automobile Manufacturers - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	65,000	64,411
General Motors Financial Co., Inc., 6.10%, 01/07/2034	90,000	93,526
		157,937

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc., 5.40%, 08/15/2034	95,000	96,249
Phinia, Inc., 6.75%, 04/15/2029 (a)	60,000	61,158
		157,407

Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	95,000	94,390

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Home Improvement Retail - 0.1%
Lowe's Cos., Inc., 2.80%, 09/15/2041	$130,000	$91,747

Homebuilding - 0.2%
Meritage Homes Corp., 5.65%, 03/15/2035	90,000	89,947
PulteGroup, Inc., 6.38%, 05/15/2033	85,000	91,221
		181,168

Hotels, Resorts & Cruise Lines - 0.1%
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033 (a)	125,000	126,280
Total Consumer Discretionary		808,929

Consumer Staples - 1.3%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	140,000	127,525

Brewers - 0.0% (c)
Molson Coors Beverage Co., 4.20%, 07/15/2046	80,000	62,547

Distillers & Vintners - 0.2%
Brown-Forman Corp., 4.00%, 04/15/2038	105,000	93,031
Constellation Brands, Inc., 4.90%, 05/01/2033	95,000	93,767
		186,798

Food & Beverage - 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.75%, 03/15/2034	115,000	126,554
Mars, Inc., 5.20%, 03/01/2035 (a)	125,000	126,236
		252,790

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	125,000	123,462

Packaged Foods & Meats - 0.5%
Campbell's Co., 5.40%, 03/21/2034	125,000	121,362
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	93,064
J M Smucker Co., 6.20%, 11/15/2033	120,000	127,187
Kraft Heinz Foods Co., 6.88%, 01/26/2039	85,000	91,969
Tyson Foods, Inc., 4.88%, 08/15/2034	125,000	123,037
		556,619

Soft Drinks & Non-alcoholic Beverages - 0.1%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	125,000	123,982

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	$120,000	$122,249
Total Consumer Staples		1,555,972

Energy - 0.9%
Midstream - 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	90,000	92,050

Oil & Gas Exploration & Production - 0.1%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	90,000	91,758
Hess Corp., 7.13%, 03/15/2033	80,000	91,180
		182,938

Oil & Gas Storage & Transportation - 0.7%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	110,000	93,070
Cheniere Energy Partners LP, 5.75%, 08/15/2034	90,000	92,777
Energy Transfer LP, 7.38%, 02/01/2031 (a)	60,000	62,247
Kinder Morgan, Inc., 5.95%, 08/01/2054	95,000	94,371
MPLX LP, 5.00%, 03/01/2033	95,000	94,510
ONEOK, Inc., 6.05%, 09/01/2033	90,000	94,404
Targa Resources Corp., 6.50%, 03/30/2034	85,000	91,916
Western Midstream Operating LP, 6.15%, 04/01/2033	90,000	93,982
Williams Cos., Inc., 5.60%, 03/15/2035	90,000	92,007
		809,284
Total Energy		1,084,272

Financials - 3.5%
Asset Management & Custody Banks - 0.1%
Ares Capital Corp., 3.20%, 11/15/2031	70,000	60,611

Brokerage & Investment Management - 0.1%
LPL Holdings, Inc., 4.38%, 05/15/2031 (a)	130,000	124,513

Commercial & Residential Mortgage Finance - 0.2%
Enact Holdings, Inc., 6.25%, 05/28/2029	90,000	92,666
NMI Holdings, Inc., 6.00%, 08/15/2029	90,000	92,117
Radian Group, Inc., 6.20%, 05/15/2029	90,000	93,079
		277,862

Consumer Finance - 0.4%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	245,000	247,368

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	$245,000	$249,319
		496,687
Diversified Banks - 1.1%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	315,000	272,575
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	235,000	242,306
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	310,000	306,711
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	270,000	277,839
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	240,000	246,044
		1,345,475

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	240,000	246,108

Financial Exchanges & Data - 0.1%
MSCI, Inc., 5.25%, 09/01/2035	125,000	122,500

Investment Banking & Brokerage - 0.4%
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	280,000	244,561
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	240,000	245,979
		490,540

Life & Health Insurance - 0.1%
Prudential Financial, Inc., 5.20%, 03/14/2035	125,000	126,028

Regional Banks - 0.2%
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	245,000	244,285

Rental & Leasing Services - 0.1%
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (a)	125,000	121,796

Specialized Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	135,000	122,657
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	125,000	126,125
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	100,000	102,475

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	$120,000	$125,730
		476,987

Transaction & Payment Processing Services - 0.1%
Fiserv, Inc., 5.25%, 08/11/2035	95,000	92,429
Global Payments, Inc., 5.40%, 08/15/2032	60,000	59,540
		151,969
Total Financials		4,285,361

Health Care - 0.8%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	120,000	123,189

Health Care Equipment - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	145,000	122,264
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	120,000	122,496
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	135,000	120,593
		365,353

Health Care Facilities - 0.1%
HCA, Inc., 5.45%, 09/15/2034	120,000	121,163

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc., 4.75%, 09/09/2034	125,000	123,295
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	135,000	125,453
		248,748

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	160,000	121,421
Total Health Care		979,874

Industrials - 0.7%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	92,224
RTX Corp., 6.10%, 03/15/2034	85,000	91,566
		183,790

Air Freight & Logistics - 0.0% (c)
United Parcel Service, Inc., 5.50%, 05/22/2054	65,000	62,055

Building Products - 0.1%
Carrier Global Corp., 3.38%, 04/05/2040	80,000	63,058

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Commercial Services - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	$120,000	$123,724

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	90,000	91,049

Rail Transportation - 0.2%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	115,000	93,006
CSX Corp., 6.15%, 05/01/2037	85,000	92,017
		185,023

Trading Companies & Distributors - 0.1%
GATX Corp., 5.50%, 06/15/2035	120,000	121,042
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	60,000	61,042
		182,084
Total Industrials		890,783

Information Technology - 0.8%
Application Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	145,000	125,303

Electronic Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	90,000	91,995

Systems Software - 0.2%
Oracle Corp., 3.90%, 05/15/2035	145,000	122,845
VMware LLC, 2.20%, 08/15/2031	140,000	122,932
		245,777

Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	125,000	123,374

Technology Distributors - 0.2%
Arrow Electronics, Inc., 5.88%, 04/10/2034	120,000	123,068
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	125,000	122,895
		245,963

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	125,000	120,999
Total Information Technology		953,411

Materials - 0.4%
Construction Materials - 0.1%
CRH America Finance, Inc., 5.40%, 05/21/2034	120,000	122,242

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	$90,000	$91,371

Fertilizers & Agricultural Chemicals - 0.1%
Mosaic Co., 5.63%, 11/15/2043	100,000	92,882
Nutrien Ltd., 4.13%, 03/15/2035	100,000	91,717
		184,599

Mining - 0.0% (c)
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	55,000	59,315

Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	90,000	90,978
Total Materials		548,505

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	120,000	123,372
Crown Castle, Inc., 5.10%, 05/01/2033	125,000	123,299
Total Real Estate		246,671

Utilities - 0.4%
Electric Utilities - 0.2%
Duke Energy Florida LLC, 6.40%, 06/15/2038	115,000	125,233
Virginia Electric and Power Co., 5.15%, 03/15/2035	120,000	120,002
		245,235

Independent Power Producers & Energy Traders - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	120,000	123,449

Multi-Utilities - 0.1%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	120,000	128,128
Total Utilities		496,812
TOTAL CORPORATE BONDS (Cost $12,408,062)		12,478,763

COLLATERALIZED LOAN OBLIGATIONS - 5.5%
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 5.48% (3 mo. Term SOFR + 1.81%), 07/15/2032 (a)	1,200,000	1,200,569
BlueMountain CLO Ltd., Series 2020-29A, Class BR, 5.68% (3 mo. Term SOFR + 2.01%), 07/25/2034 (a)	1,710,000	1,711,342
Dryden Senior Loan Fund, Series 2018-64A, Class D, 6.58% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	500,000	501,660
Jamestown CLO Ltd., Series 2018-11A, Class A2, 5.63% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,030,000	1,030,622

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Par	Value
Madison Park Funding Ltd., Series 2019-37A, Class BR2, 5.62% (3 mo. Term SOFR + 1.95%), 04/15/2037 (a)	$750,000	$750,157
Ocean Trails CLO, Series 2023-14A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	580,000	569,223
TIAA CLO Ltd., Series 2019-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.93%), 04/23/2036 (a)	1,000,000	1,000,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,771,782)		6,763,973

CONVERTIBLE BONDS - 4.0%
Information Technology - 4.0%
Application Software - 4.0%
Strategy, Inc.
0.63%, 09/15/2028	1,630,000	1,793,815
0.00%, 12/01/2029 (d)	1,650,000	1,373,625
0.00%, 03/01/2030 (d)	2,000,000	1,751,835
Total Information Technology		4,919,275
TOTAL CONVERTIBLE BONDS (Cost $6,138,787)		4,919,275

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%	Shares
First American Government Obligations Fund - Class X, 3.58% (e)	1,624,458	1,624,458
TOTAL MONEY MARKET FUNDS (Cost $1,624,458)		1,624,458

TOTAL INVESTMENTS - 98.8% (Cost $121,931,840)		$121,175,868
Other Assets in Excess of Liabilities - 1.2% (f)		1,439,007
TOTAL NET ASSETS - 100.0%		$122,614,875

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $38,847,170 or 31.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(c)	Represents less than 0.05% of net assets.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	Includes cash of $1,239,841 that is pledged as collateral for futures contracts.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
March 31, 2026 (Unaudited)

DESCRIPTION	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	148	06/18/2026	$16,434,938	$(261,831)
U.S. Treasury 5 Year Notes	130	06/30/2026	14,063,359	(184,892)
U.S. Treasury Long Bonds	17	06/18/2026	1,935,875	(49,466)
Net Unrealized Appreciation (Depreciation)				$(496,189)

STRIVE TOTAL RETURN BOND ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive Total Return Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Mortgage-Backed Securities	$—	$ 43,947,057	$—	$ 43,947,057
Asset-Backed Securities	—	20,510,603	—	20,510,603
Collateralized Mortgage Obligations	—	15,612,531	—	15,612,531
U.S. Treasury Securities	—	15,319,208	—	15,319,208
Corporate Bonds	—	12,478,763	—	12,478,763
Collateralized Loan Obligations	—	6,763,973	—	6,763,973
Convertible Bonds	—	4,919,275	—	4,919,275
Money Market Funds	1,624,458	—	—	1,624,458
Total Investments	$1,624,458	$ 119,551,410	$—	$ 121,175,868

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(496,189)	$—	$—	$(496,189)
Total Other Financial Instruments	$(496,189)	$—	$—	$(496,189)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive Total Return Bond ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.